Net Income per Common Unit	6 Months Ended
Jun. 30, 2013
Net Income per Common Unit
Net Income per Common Unit

(10) Net Income per Common Unit

        The net income per common unit on the Condensed Consolidated and Combined Statements of Operations is based on the net income of the Partnership after the closing of its Initial Public Offering on January 23, 2013 through June 30, 2013, since this is the amount of net income that is attributable to the Partnership's common units.

        The Partnership's net income is allocated wholly to the common units as the general partner does not have an economic interest.

        Basic and diluted net income per common unit is calculated by dividing net income by the weighted-average number of common units outstanding during the period and, when applicable, giving effect to unvested common units granted under the CVR Refining LTIP. No common units were issued or outstanding under the CVR Refining LTIP during the period.

        The following table illustrates the Partnership's calculation of net income per common unit:

	Three Months Ended June 30, 2013	January 23, 2013 to June 30, 2013
	(in millions, except per unit data)
Net income (from the closing of the offering on January 23, 2013 to June 30, 2013)	$339.2	$536.8
Net income per common unit, basic	$2.30	$3.64
Net income per common unit, diluted	$2.30	$3.64
Weighted-average common units outstanding, basic	147.6	147.6
Weighted-average common units outstanding, diluted	147.6	147.6